Financial Instruments - Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Financial Instruments
Marketable securities	$ 99,232	$ 86,029
Fair Value
Financial Instruments
Cash and cash equivalents	372,446	271,809
Marketable securities	99,232	86,029
Book Value
Financial Instruments
Cash and cash equivalents	372,446	271,809
Marketable securities	99,232	86,029
Secured long-term debt, including current portion | Fair Value
Financial Instruments
Long-term debt	315,000	147,750
Secured long-term debt, including current portion | Book Value
Financial Instruments
Long-term debt	315,000	147,750
Unsecured long-term debt | Fair Value
Financial Instruments
Long-term debt	250,491	241,969
Unsecured long-term debt | Book Value
Financial Instruments
Long-term debt	$ 262,766	$ 262,766